(John Hancock Seaport Fund - Class I) | (John Hancock Seaport Fund)
Investment objective
To seek capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (John Hancock Seaport Fund)	Class I
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (John Hancock Seaport Fund)		Class I
Management fee		1.50%
Dividend and interest expense on short sales	[1][2]	1.07%
Interest expense on borrowings	[1][2]	0.03%
Additional other expenses	[1][2]	0.34%
Total other expenses	[1][2]	1.44%
Acquired fund fees and expenses	[3]	0.02%
Total annual fund operating expenses	[4]	2.96%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Other expenses" shown exclude certain one-time extraordinary expenses incurred in the prior fiscal year equivalent to 0.08%.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (John Hancock Seaport Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	299	915	1,557	3,280

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from December 20, 2013, to October 31, 2014, the fund's portfolio turnover was 375% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its investment objective by allocating its assets to a number of investment strategies (Strategies), through which the fund will take both long and short positions in a variety of equity instruments. The fund may hold significant short positions. The Strategies will be implemented by Wellington Management Company LLP (Wellington Management). Each Strategy will be managed by a separate portfolio management team at the subadvisor pursuant to allocations provided by the advisor from time to time. The subadvisor generally will employ bottom-up fundamental analysis to identify attractive investment opportunities for long positions in securities of companies throughout the world that the subadvisor believes are undervalued or expected to experience high levels of growth. The subadvisor also seeks to identify sectors, industries, or asset classes that may be overvalued or expected to experience low levels of growth and may take significant short positions in exchange-traded pooled investment vehicles (e.g., exchange-traded funds (ETFs)) and/or derivatives in any such industries or asset classes. The fund will generally invest in smaller, medium, and larger company stocks but generally will not invest in companies with a market capitalization below $500 million. The fund expects to maintain significant short positions, primarily in: exchange-traded pooled investment vehicles (e.g., ETFs) or derivative instruments. In certain circumstances, the fund's short positions may reach or exceed the size of the fund's overall long positions. Generally, the fund does not intend to short individual stocks. The fund also may invest in high-yield debt securities (i.e., junk bonds) and master limited partnerships. The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.

The fund may hold long or short positions in derivative instruments, including futures and forward contracts, such as interest-rate futures and foreign currency forward contracts; swaps, such as interest-rate swaps, credit default swaps, or total return swaps; call and put options; or warrants and rights. Any of these derivatives may be used in an effort to enhance returns or to hedge the fund's positions by managing or adjusting the risk profile of the fund or its positions. In addition to derivative instruments, the fund may also invest in repurchase agreements and reverse repurchase agreements.

The fund will allocate its investments across a broad range of multiple sectors, or Strategies. The Strategies in which the fund will typically invest include investment strategies that are diversified or that focus on individual sectors, including financial services, healthcare, information technology, energy, biotechnology, and/or natural resources. The Strategies and percentage of fund assets invested in an individual Strategy will change as investment opportunities are identified by the advisor in consultation with the subadvisor. For each Strategy, the subadvisor has a distinct investment philosophy and analytical process. The subadvisor selects its long and short positions within each Strategy by analyzing a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends, and other related measures of value.

Each Strategy selects its long investments based on proprietary research, fundamental security selection decisions, and a strict bottom-up process. As a result, the aggregate fund portfolio will represent a wide range of investment philosophies, companies, industries, and market capitalizations. Short investments may be selected based on fundamental research, and will be utilized to reduce equity market exposures and to help protect against macro factors. When considered appropriate, short investments may also be selected as part of a cyclical view on a sector or when a sector is considered overvalued. In both scenarios, shorts are implemented by a range of market vehicles.

In addition to long and short positions, the subadvisor may invest in debt instruments, which include, but are not limited to, bonds, bank loans (including loan participations), asset-backed securities, mortgage-backed securities, convertible securities, foreign currency-denominated foreign securities, U.S. and foreign government securities, hybrid securities (including convertible bonds, contingent convertible/capital securities, and similarly structured securities), derivatives, currencies, and reverse repurchase agreements. The fund may invest the proceeds of short sales, which will have an effect similar to leverage, because it amplifies changes in the fund's net asset value as it increases the exposure of the fund to the market. The fund also may invest in derivatives, which would have the effect of magnifying gains and losses from the fund's investments.

The fund may actively trade its portfolio securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Biotechnology industry risk. The biotechnology industry is affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters, which could have a negative effect on the price, profitability, and availability of their products and services. In addition, this industry is characterized by competition and rapid technological developments that may make a company's products or services obsolete in a short period of time. The market values of investments in the biotechnology industry are often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Energy sector risk. The energy sector is cyclical and highly dependent on commodities prices. The market values of companies in the energy sector could be adversely affected by, among other factors, levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment, and labor relations. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions, or mishandling of materials, and a risk of loss from terrorism, political strife, and natural disasters.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Financial services industry risk. A fund investing in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Healthcare risk. Health sciences industries may be affected by product obsolescence, thin capitalization, limited product lines, markets, and financial resources or personnel challenges, and legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices, or procedures, and changes in governmental and private payment systems and product liabilities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Reverse repurchase agreements. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. A reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund's net asset value (NAV) per share.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Leveraging risk. The use of derivatives may cause a fund's portfolio to be leveraged. Leverage increases the fund's losses when the value of its investments declines.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Natural resources risk. The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. As opposed to typical long investments, short sales protect a fund against the risk of loss in a security by offsetting a decline in value of the security by a corresponding gain in the short position. The converse, however, is that any increase in the value of the security will be offset by a corresponding loss in the short position. Short sales of securities a fund does not own involve a form of investment leverage, and the amount of a fund's loss is theoretically unlimited. When the fund makes short sales using prime brokers, the fund is subject to such brokers' credit risk and risk of failure, insolvency, or liquidation.

Technology companies risk. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns—Class I (%)

Best quarter: Q4 '14, 3.02% Worst quarter: Q3 '14, -2.36%
Average annual total returns (%) As of 12-31-14
Average Annual Total Returns (John Hancock Seaport Fund)	1 Year	Inception	Inception Date
Class I	1.69%	2.13%	Dec. 20, 2013
Class I After tax on distributions	1.69%	2.13%	Dec. 20, 2013
Class I After tax on distributions, with sale	0.96%	1.62%	Dec. 20, 2013
MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	5.50%	8.07%	Dec. 20, 2013